Financial Assets and Liabilities	9 Months Ended
Sep. 30, 2025
Financial Assets and Liabilities [Abstract]
Financial Assets and Liabilities
Note 8. Financial Assets and Liabilities

Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	—	Ps.	—	Ps.	46,832,069
Accounts receivable from subscribers, distributors, contractual assets and other		192,874,477		—		—
Related parties		1,238,128		—		—
Derivative financial instruments		—		3,090,281		—
Debt instruments at fair value through OCI		—		—		17,455,625
Total	Ps.	194,112,605	Ps.	3,090,281	Ps.	64,287,694

Financial Liabilities:
Debt	Ps.	550,176,128	Ps.	—	Ps.	—
Liability related to right-of-use of assets		201,710,331		—		—
Accounts payable		183,885,765		—		—
Related parties		3,238,018		—		—
Derivative financial instruments		—		16,662,904		—
Total	Ps.	939,010,242	Ps.	16,662,904	Ps.	—

	December 31, 2024
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	—	Ps.	—	Ps.	46,683,687
Accounts receivable from subscribers, distributors, contractual assets and other		179,615,497		—		—
Related parties		1,395,483		—		—
Derivative financial instruments		—		10,668,460		—
Debt instruments at fair value through OCI		—		—		13,908,873
Total	Ps.	181,010,980	Ps.	10,668,460	Ps.	60,592,560

Financial Liabilities:
Debt	Ps.	567,585,631	Ps.	—	Ps.	—
Liability related to right-of-use of assets		213,103,228		—		—
Accounts payable		184,148,979		—		—
Related parties		3,701,960		—		—
Derivative financial instruments		—		22,185,709		—
Total	Ps.	968,539,798	Ps.	22,185,709	Ps.	—

Fair value hierarchy

The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities,

Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and

Level 3: Variables used for the asset or liability that are not based on any observable market data (non-observable variables).

The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at September 30, 2025 and December 31, 2024 is as follow:

	Measurement of fair value at September 30, 2025
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	46,832,069	Ps.	—	Ps.	—	Ps.	46,832,069
Derivative financial instruments		—		3,090,281		—		3,090,281
Total current assets		46,832,069		3,090,281		—		49,922,350
Revaluation of telecommunication towers		—		—		9,033,463		9,033,463
Pension plan assets		175,705,720		13,381,302		36,623		189,123,645
Debt instruments at fair value through OCI		—		17,455,625		—		17,455,625
Total non-current assets		175,705,720		30,836,927		9,070,086		215,612,733
Total	Ps.	222,537,789	Ps.	33,927,208	Ps.	9,070,086	Ps.	265,535,083

Liabilities:
Debt	Ps.	465,709,819	Ps.	78,770,293	Ps.	—	Ps.	544,480,112
Liability related to right-of-use of assets		201,710,331		—		—		201,710,331
Derivative financial instruments		—		16,662,904		—		16,662,904
Total	Ps.	667,420,150	Ps.	95,433,197	Ps.	—	Ps.	762,853,347

	Measurement of fair value at December 31, 2024
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	46,683,687	Ps.	—	Ps.	—	Ps.	46,683,687
Derivative financial instruments		—		10,668,460		—		10,668,460
Total current assets		46,683,687		10,668,460		—		57,352,147
Revaluation of telecommunication towers		—		—		10,457,088		10,457,088
Pension plan assets		175,241,382		14,754,046		40,380		190,035,808
Debt instruments at fair value through OCI		—		13,908,873		—		13,908,873
Total non-current assets		175,241,382		28,662,919		10,497,468		214,401,769
Total	Ps.	221,925,069	Ps.	39,331,379	Ps.	10,497,468	Ps.	271,753,916

Liabilities:
Debt	Ps.	453,237,685	Ps.	90,095,061	Ps.	—	Ps.	543,332,746
Liability related to right-of-use of assets		213,103,228		—		—		213,103,228
Derivative financial instruments		—		22,185,709		—		22,185,709
Total	Ps.	666,340,913	Ps.	112,280,770	Ps.	—	Ps.	778,621,683

Fair value of derivative financial instruments is valued using valuation techniques with market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. The Company’s investment in equity investments at fair value, specifically the investment in Verizon and BT Group are valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized gain (loss) on derivative financial instruments was Ps. 3,048,499 and Ps. (318,021) for the three-month periods ended September 30, 2025 and 2024, respectively, and Ps. 6,814,778 and Ps. (1,410,179), for the nine-month periods ended September 30, 2025 and 2024, respectively.

The fair value of the revaluation of telecommunication towers was calculated using valuation techniques, using observable market data and internal information on transactions carried out with independent third parties. To determine fair value, we use level 2 and 3 information, the Company used inputs such as average rents, contract term and discount rates for discounted flow modeling techniques; in the case of discount rates, we use level 2 data where the information is public and is found in recognized databases, such as country risks, inflation, etc. In the case of level 3 data, the information is mainly internal based on lease contracts entered into with independent third parties.

For the nine-months period ended September 30, 2025, and 2024, no transfers were made between Level 1, Level 2 and Level 3 fair value measurement hierarchies.